American Century Investments®
Quarterly Portfolio Holdings
Avantis® Short-Term Fixed Income Fund
November 30, 2022

Avantis Short-Term Fixed Income Fund - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 65.8%
Aerospace and Defense — 0.6%
General Dynamics Corp., 3.50%, 5/15/25	42,000	41,139
Huntington Ingalls Industries, Inc., 3.84%, 5/1/25	36,000	34,746
		75,885
Air Freight and Logistics — 0.8%
United Parcel Service, Inc., 2.20%, 9/1/24	101,000	97,023
Automobiles — 1.9%
American Honda Finance Corp., 1.00%, 9/10/25	78,000	70,680
General Motors Financial Co., Inc., 4.00%, 1/15/25	20,000	19,475
General Motors Financial Co., Inc., 5.25%, 3/1/26	45,000	44,610
Toyota Motor Corp., 1.34%, 3/25/26	100,000	90,181
		224,946
Banks — 11.5%
Asian Development Bank, 0.50%, 2/4/26	100,000	89,081
Bank of Montreal, 1.85%, 5/1/25	72,000	67,340
Bank of Nova Scotia, 1.30%, 6/11/25	108,000	98,808
Council Of Europe Development Bank, 2.50%, 2/27/24	25,000	24,389
European Bank for Reconstruction & Development, 0.25%, 7/10/23	50,000	48,639
European Bank for Reconstruction & Development, 0.50%, 5/19/25	35,000	31,958
European Investment Bank, 1.375%, 3/15/27	50,000	44,988
Export Development Canada, 2.625%, 2/21/24	50,000	48,717
Inter-American Development Bank, 2.625%, 1/16/24	150,000	146,812
International Bank for Reconstruction & Development, 0.875%, 7/15/26	10,000	8,917
Mitsubishi UFJ Financial Group, Inc., 3.29%, 7/25/27	65,000	60,155
PNC Financial Services Group, Inc., 2.20%, 11/1/24	90,000	85,718
Royal Bank of Canada, 2.55%, 7/16/24	42,000	40,434
Royal Bank of Canada, 1.15%, 7/14/26	60,000	52,745
Santander Holdings USA, Inc., 4.50%, 7/17/25	66,000	64,702
Santander Holdings USA, Inc., 3.24%, 10/5/26	70,000	64,366
Sumitomo Mitsui Financial Group, Inc., 3.36%, 7/12/27	65,000	60,339
Toronto-Dominion Bank, 1.20%, 6/3/26	105,000	92,798
US Bancorp, 3.15%, 4/27/27	100,000	94,685
Wells Fargo & Co., 3.55%, 9/29/25	36,000	34,909
Wells Fargo & Co., 3.00%, 10/23/26	25,000	23,361
Westpac Banking Corp., 3.35%, 3/8/27	100,000	95,057
		1,378,918
Building Products — 0.2%
Owens Corning, 3.40%, 8/15/26	28,000	26,207
Capital Markets — 6.5%
Ameriprise Financial, Inc., 2.875%, 9/15/26	98,000	91,526
Bank of New York Mellon Corp., 3.25%, 9/11/24	98,000	95,517
BlackRock, Inc., 3.50%, 3/18/24	70,000	69,033
Cboe Global Markets, Inc., 3.65%, 1/12/27	100,000	95,582
Charles Schwab Corp., 3.85%, 5/21/25	66,000	64,923
CME Group, Inc., 3.00%, 3/15/25	35,000	33,890
Goldman Sachs Group, Inc., 3.75%, 5/22/25	66,000	64,162
Janus Henderson US Holdings, Inc., 4.875%, 8/1/25	30,000	29,626
Lazard Group LLC, 3.75%, 2/13/25	66,000	63,892
Morgan Stanley Domestic Holdings, Inc., 3.80%, 8/24/27	65,000	61,315

S&P Global, Inc., 2.95%, 1/22/27	25,000	23,633
State Street Corp., 3.55%, 8/18/25	86,000	83,785
		776,884
Chemicals — 1.0%
Ecolab, Inc., 2.70%, 11/1/26	95,000	88,833
Mosaic Co., 4.25%, 11/15/23	30,000	29,709
		118,542
Consumer Finance — 1.3%
Ally Financial, Inc., 4.75%, 6/9/27	65,000	61,260
Capital One Financial Corp., 4.25%, 4/30/25	66,000	64,680
Discover Financial Services, 4.50%, 1/30/26	30,000	28,902
		154,842
Containers and Packaging — 0.1%
Packaging Corp. of America, 3.65%, 9/15/24	13,000	12,693
Diversified Financial Services — 0.4%
Corebridge Financial, Inc., 3.65%, 4/5/27(1)	50,000	46,831
Electric Utilities — 2.9%
Baltimore Gas & Electric Co., 2.40%, 8/15/26	64,000	59,198
Berkshire Hathaway Energy Co., 4.05%, 4/15/25	36,000	35,680
Cleco Corporate Holdings LLC, 3.74%, 5/1/26	61,000	57,552
Duke Energy Progress LLC, 3.25%, 8/15/25	24,000	23,193
Emera US Finance LP, 3.55%, 6/15/26	62,000	58,181
Entergy Louisiana LLC, 5.59%, 10/1/24	58,000	59,108
Public Service Electric and Gas Co., 2.25%, 9/15/26	64,000	58,534
		351,446
Electronic Equipment, Instruments and Components — 0.8%
Flex Ltd., 3.75%, 2/1/26	47,000	44,333
Keysight Technologies, Inc., 4.55%, 10/30/24	36,000	35,540
TD SYNNEX Corp., 1.75%, 8/9/26	25,000	21,359
		101,232
Energy Equipment and Services — 0.8%
Schlumberger Finance Canada Ltd., 1.40%, 9/17/25	104,000	95,328
Equity Real Estate Investment Trusts (REITs) — 5.5%
ERP Operating LP, 3.375%, 6/1/25	105,000	101,104
Federal Realty Investment Trust, 3.25%, 7/15/27	65,000	59,593
Healthcare Realty Holdings LP, 3.50%, 8/1/26	75,000	70,244
Host Hotels & Resorts LP, 4.50%, 2/1/26	30,000	28,631
Kimco Realty Corp., 3.30%, 2/1/25	66,000	63,546
Mid-America Apartments LP, 3.60%, 6/1/27	50,000	47,568
Omega Healthcare Investors, Inc., 4.95%, 4/1/24	15,000	14,798
Prologis LP, 3.25%, 10/1/26	100,000	94,528
Simon Property Group LP, 3.375%, 6/15/27	65,000	61,024
Spirit Realty LP, 4.45%, 9/15/26	42,000	40,157
Ventas Realty LP, 3.85%, 4/1/27	65,000	61,256
Vornado Realty LP, 2.15%, 6/1/26	20,000	16,912
		659,361
Food and Staples Retailing — 1.2%
Costco Wholesale Corp., 2.75%, 5/18/24	42,000	41,035
Costco Wholesale Corp., 3.00%, 5/18/27	65,000	62,000
Sysco Corp., 3.30%, 7/15/26	45,000	42,701
		145,736
Food Products — 1.3%
Bunge Ltd. Finance Corp., 1.63%, 8/17/25	29,000	26,423
Hershey Co., 2.05%, 11/15/24	36,000	34,316
Hormel Foods Corp., 0.65%, 6/3/24	60,000	56,451

Tyson Foods, Inc., 4.00%, 3/1/26	45,000	43,860
		161,050
Gas Utilities — 0.5%
Southern California Gas Co., 3.15%, 9/15/24	63,000	61,121
Health Care Providers and Services — 2.7%
Cardinal Health, Inc., 3.50%, 11/15/24	69,000	66,837
CommonSpirit Health, 2.76%, 10/1/24	36,000	34,453
HCA, Inc., 5.00%, 3/15/24	36,000	35,867
Humana, Inc., 3.95%, 3/15/27	65,000	62,702
UnitedHealth Group, Inc., 2.375%, 8/15/24	100,000	96,350
Universal Health Services, Inc., 1.65%, 9/1/26(1)	30,000	25,763
		321,972
Hotels, Restaurants and Leisure — 1.2%
Booking Holdings, Inc., 3.65%, 3/15/25	97,000	95,236
Hyatt Hotels Corp., 4.85%, 3/15/26	45,000	44,398
		139,634
Household Products — 0.2%
Colgate-Palmolive Co., 3.25%, 3/15/24	20,000	19,716
Insurance — 2.2%
Aon Global Ltd., 3.875%, 12/15/25	50,000	48,627
Brighthouse Financial, Inc., 3.70%, 6/22/27	65,000	60,457
First American Financial Corp., 4.60%, 11/15/24	50,000	49,156
MetLife, Inc., 3.60%, 11/13/25	34,000	33,155
Prudential Financial, Inc., 1.50%, 3/10/26	75,000	67,942
		259,337
Interactive Media and Services — 1.1%
Alphabet, Inc., 0.80%, 8/15/27	150,000	130,338
Internet and Direct Marketing Retail — 0.8%
Amazon.com, Inc., 3.15%, 8/22/27	100,000	95,114
IT Services — 0.8%
International Business Machines Corp., 3.00%, 5/15/24	100,000	97,544
Machinery — 2.6%
Caterpillar Financial Services Corp., 3.30%, 6/9/24	69,000	67,745
Caterpillar Financial Services Corp., 1.45%, 5/15/25	36,000	33,490
Cummins, Inc., 3.65%, 10/1/23	42,000	41,634
John Deere Capital Corp., 3.45%, 1/10/24	69,000	68,170
PACCAR Financial Corp., 2.15%, 8/15/24	101,000	96,618
		307,657
Media — 0.8%
Comcast Corp., 3.375%, 8/15/25	42,000	40,752
Discovery Communications LLC, 4.90%, 3/11/26	60,000	58,354
		99,106
Metals and Mining — 0.4%
ArcelorMittal SA, 4.55%, 3/11/26	20,000	19,430
BHP Billiton Finance USA Ltd., 6.42%, 3/1/26	30,000	31,448
		50,878
Multiline Retail — 1.3%
Dollar Tree, Inc., 4.00%, 5/15/25	66,000	64,713
Target Corp., 1.95%, 1/15/27	100,000	91,468
		156,181
Oil, Gas and Consumable Fuels — 6.6%
BP Capital Markets America, Inc., 3.02%, 1/16/27	25,000	23,527
BP Capital Markets PLC, 3.28%, 9/19/27	100,000	94,663
Canadian Natural Resources Ltd., 2.05%, 7/15/25	36,000	33,627
Chevron Corp., 1.55%, 5/11/25	102,000	95,427

Enbridge, Inc., 2.50%, 1/15/25	72,000	68,308
Energy Transfer LP, 3.90%, 7/15/26	70,000	66,104
Enterprise Products Operating LLC, 3.35%, 3/15/23	72,000	71,672
Equinor ASA, 2.875%, 4/6/25	35,000	33,688
Exxon Mobil Corp., 2.71%, 3/6/25	72,000	69,260
Phillips 66 Co., 2.45%, 12/15/24(1)	36,000	33,914
Shell International Finance BV, 3.25%, 5/11/25	66,000	64,179
TotalEnergies Capital Canada Ltd., 2.75%, 7/15/23	72,000	71,094
Williams Cos., Inc., 4.00%, 9/15/25	66,000	64,396
		789,859
Personal Products — 0.3%
Estee Lauder Cos., Inc., 2.00%, 12/1/24	36,000	34,208
Pharmaceuticals — 2.2%
GlaxoSmithKline Capital, Inc., 3.625%, 5/15/25	18,000	17,661
Novartis Capital Corp., 1.75%, 2/14/25	29,000	27,476
Novartis Capital Corp., 3.00%, 11/20/25	27,000	26,068
Pfizer, Inc., 3.40%, 5/15/24	97,000	95,496
Royalty Pharma PLC, 1.20%, 9/2/25	78,000	69,973
Utah Acquisition Sub, Inc., 3.95%, 6/15/26	30,000	28,131
		264,805
Road and Rail — 0.4%
Ryder System, Inc., 2.50%, 9/1/24	36,000	34,307
Ryder System, Inc., 3.35%, 9/1/25	18,000	17,144
		51,451
Semiconductors and Semiconductor Equipment — 0.9%
Marvell Technology, Inc., 1.65%, 4/15/26	67,000	59,188
Microchip Technology, Inc., 4.33%, 6/1/23	48,000	47,803
		106,991
Software — 0.3%
Intuit, Inc., 0.95%, 7/15/25	42,000	38,421
Specialty Retail — 1.9%
Home Depot, Inc., 3.75%, 2/15/24	66,000	65,419
Ross Stores, Inc., 4.60%, 4/15/25	66,000	65,760
TJX Cos., Inc., 2.25%, 9/15/26	110,000	102,072
		233,251
Technology Hardware, Storage and Peripherals — 0.9%
Apple, Inc., 3.00%, 2/9/24	5,000	4,914
Apple, Inc., 2.45%, 8/4/26	71,000	66,582
Hewlett Packard Enterprise Co., 4.90%, 10/15/25	36,000	35,988
		107,484
Textiles, Apparel and Luxury Goods — 0.8%
NIKE, Inc., 2.75%, 3/27/27	100,000	94,085
Trading Companies and Distributors — 0.1%
Air Lease Corp., 2.875%, 1/15/26	20,000	18,431
TOTAL CORPORATE BONDS (Cost $8,443,524)		7,904,508
U.S. TREASURY SECURITIES AND EQUIVALENTS — 29.8%
Israel Government AID Bond, 5.50%, 9/18/23	100,000	100,379
U.S. Treasury Notes, 2.125%, 2/29/24	225,000	218,188
U.S. Treasury Notes, 2.375%, 2/29/24	365,000	355,176
U.S. Treasury Notes, 0.375%, 4/15/24	350,000	330,436
U.S. Treasury Notes, 0.375%, 7/15/24	450,000	421,216
U.S. Treasury Notes, 0.375%, 8/15/24	410,000	382,565
U.S. Treasury Notes, 1.50%, 10/31/24	450,000	426,428
U.S. Treasury Notes, 0.25%, 7/31/25	210,000	189,673

U.S. Treasury Notes, 2.00%, 8/15/25	150,000	141,832
U.S. Treasury Notes, 0.375%, 1/31/26	535,000	477,111
U.S. Treasury Notes, 1.625%, 2/15/26	240,000	222,525
U.S. Treasury Notes, 0.625%, 7/31/26	30,000	26,584
U.S. Treasury Notes, 1.25%, 12/31/26	300,000	269,895
U.S. Treasury Notes, 2.25%, 8/15/27	25,000	23,289
TOTAL U.S. TREASURY SECURITIES AND EQUIVALENTS (Cost $3,847,130)		3,585,297
U.S. GOVERNMENT AGENCY SECURITIES — 3.2%
FHLB, 2.375%, 3/14/25	50,000	47,860
FHLB, 0.375%, 9/4/25	25,000	22,542
FHLB, 1.25%, 12/21/26	100,000	89,791
FNMA, 1.625%, 10/15/24	75,000	71,146
FNMA, 0.375%, 8/25/25	25,000	22,574
FNMA, 1.875%, 9/24/26	100,000	92,474
Tennessee Valley Authority, 0.75%, 5/15/25	48,000	43,793
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $413,417)		390,180
SHORT-TERM INVESTMENTS — 0.6%
Money Market Funds — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $69,275)	69,275	69,275
TOTAL INVESTMENT SECURITIES—99.4% (Cost $12,773,346)		11,949,260
OTHER ASSETS AND LIABILITIES — 0.6%		68,183
TOTAL NET ASSETS — 100.0%		$12,017,443

NOTES TO SCHEDULE OF INVESTMENTS
AID	-	Agency for International Development
Equivalent	-	Security whose payments are secured by the U.S. Treasury
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $106,508, which represented 0.9% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Corporate Bonds	—	$7,904,508	—
U.S. Treasury Securities and Equivalents	—	3,585,297	—
U.S. Government Agency Securities	—	390,180	—
Short-Term Investments	$69,275	—	—
	$69,275	$11,879,985	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.